Balance Sheets - USD ($)	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016
Current assets
Cash	$ 7,319	$ 22,020	$ 482
Accounts receivable	70
Inventory	133,876
Prepaid expenses	65,000	225
Total current assets	206,265	22,245	482
Intangible assets, net	911
Total assets	207,176	22,245	482
Current liabilities
Accounts payable and accrued liabilities	24,453	9,223	3,400
Due to related parties	252,249	711	21,586
Loans	174,000	22,500
Loans from related parties	32,608	32,608
Total current liabilities	483,310	65,042	24,986
Common stock; $0.001 par value; 1,125,000,000 shares authorized; 90,000,000 and 90,000,000 shares issued and outstanding as of March 31, 2017 and March 31, 2016, respectively	90,000	90,000	90,000
Additional paid-in capital	(22,000)	(22,000)	(25,000)
Accumulated earnings (deficit)	(344,134)	(110,797)
Total stockholders' equity (deficit)	(276,134)	(42,797)	(24,504)
Total liabilities and stockholders' equity (deficit)	$ 207,176	$ 22,245	$ 482